Cover	Mar. 07, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this "Amendment") amends the Current Report on Form 8-K filed by Carisma Therapeutics Inc. (f/k/a Sesen Bio, Inc.) (the "Company") with the Securities and Exchange Commission on March 8, 2023 ("the Original Report"), in which the Company reported, among other events, the closing of the Merger (as defined below) on March 7, 2023 (the "Closing Date"), pursuant to which, among other matters, Seahawk Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company, merged with and into CTx Operations, Inc. (f/k/a CARISMA Therapeutics Inc.), a Delaware corporation ("Carisma"), with Carisma continuing as a wholly owned subsidiary of the Company and the surviving corporation of the merger (the "Merger").
Document Period End Date	Mar. 07, 2023
Entity File Number	001-36296
Entity Registrant Name	Carisma Therapeutics Inc.
Entity Central Index Key	0001485003
Entity Tax Identification Number	26-2025616
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3675 Market Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	267
Local Phone Number	491-6422
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	CARM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false